Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $63,469.6 at 2013, $62,955.4 at 2012 and $61,800.5 at 2011)	$ 70,622.9	$ 70,910.3		$ 67,405.6
Fixed maturities, at fair value using the fair value option	2,675.8	2,771.3		3,010.3
Equity securities, available-for-sale, at fair value	282.3	340.1		353.8
Short-term investments	2,992.1	5,991.2		3,572.7
Mortgage loans on real estate, net of valuation allowance of $3.9 at 2013 and at 2012 and $4.4 at 2011	8,949.4	8,662.3		8,691.1
Loan - Dutch State obligation		0		1,792.7
Policy loans	2,204.4	2,200.3		2,263.9
Limited partnerships/corporations	468.5	465.1		599.6
Derivatives	2,077.0	2,374.5		2,660.9
Other investments	166.7	167.0		215.1
Securities pledged (amortized cost of $1,656.7 at 2013, $1,470.0 at 2012 and $2,068.7 at 2011)	1,774.7	1,605.5		2,253.5
Total investments	92,213.8	95,487.6		92,819.2
Cash and cash equivalents	2,787.7	1,786.8	1,277.0	638.0	615.3	1,269.4
Short-term investments under securities loan agreements, including collateral delivered	863.5	664.0		1,075.9
Accrued investment income	900.8	863.5		881.7
Reinsurance recoverable	7,151.0	7,379.3		7,723.4
Deferred policy acquisition costs, Value of business acquired	4,019.6	3,656.3		4,352.3
Sales inducements to contract holders	235.5	212.7		307.3
Current income taxes		0		26.0
Goodwill and other intangible assets	341.8	348.5		382.5
Other assets	1,128.2	1,362.5		1,476.3
Limited partnerships/corporations, at fair value	2,980.7	2,931.2		2,860.3
Cash and cash equivalents	1,054.8	440.8		137.0
Corporate loans, at fair value using the fair value option	4,043.1	3,559.3		2,162.9
Other assets	31.2	34.3		15.5
Assets held in separate accounts	103,098.3	97,667.4		88,714.5
Total assets	220,850.0	216,394.2		203,572.8
Liabilities and Shareholder's Equity
Future policy benefits	15,061.5	15,493.6		15,626.7
Contract owner account balances	70,813.6	70,562.1		72,731.7
Payables under securities loan agreement, including collateral held	1,348.8	1,509.8		1,781.8
Short-term debt	321.2	1,064.6		1,054.6
Long-term debt	3,440.8	3,171.1		1,343.1
Funds held under reinsurance agreements	1,170.8	1,236.6		1,307.6
Derivatives	1,670.6	1,944.2		1,955.8
Pension and other post-employment provisions	906.6	903.2		797.7
Current income taxes	13.2	11.7		0
Deferred income taxes	921.6	1,042.7		513.0
Other liabilities	1,231.3	1,604.2		1,563.6
Collateralized loan obligations notes, at fair value using the fair value option	4,448.1	3,829.4		2,057.1
Other liabilities	804.7	292.4		199.5
Liabilities related to separate accounts	103,098.3	97,667.4		88,714.5
Total liabilities	205,251.1	200,333.0		189,646.7
Shareholder's equity:
Common stock (900,000,000 shares authorized, 230,079,120 issued and 230,000,000 outstanding, net of 79,120 of Treasury shares; $0.01 par value per share )	2.3	2.3		2.3
Additional paid-in capital	22,909.9	22,917.6		22,865.2
Accumulated other comprehensive income	3,452.8	3,710.7	2,587.0	2,595.0	973.3
Appropriated-consolidated investment entities	0.2	6.4		126.5
Unappropriated	(12,974.1)	(12,762.1)		(13,235.1)
Total ING U.S., Inc. shareholder's equity	13,391.1	13,874.9		12,353.9
Noncontrolling interest	2,207.8	2,186.3		1,572.2
Total shareholder's equity	15,598.9	16,061.2	13,462.8	13,926.1	8,067.8	2,161.2
Total liabilities and shareholder's equity	$ 220,850.0	$ 216,394.2		$ 203,572.8